Note 18 - Concentration of Risk in Customer and Supplier Relationships	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

14. Concentration of Risk

Financial instruments that potentially subject us to credit risk are comprised of cash and cash equivalents, which are maintained at high quality financial institutions. As of September 30, 2014 and December 31, 2013, we had no deposits in excess of the Federal Deposit Insurance Corporation limit of $250,000.

Supplier Relationships

Historically, we obtained virtually all of our solar panels from Suntech and Lightway. During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of these suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of September 30, 2014, Suntech has not sought to enforce its judgment. As of September 30, 2014, we have included in accounts payable in our Condensed Consolidated Balance Sheets a balance due to Suntech America of $946,438. We currently have no unshipped orders from Suntech or Lightway.

In May 2013, we entered into a new supply agreement for assembly of our proprietary modules with Environmental Engineering Group Pty Ltd (“EEG”), an assembler of polycrystalline modules located in Australia. In August 2013, we began receiving product from EEG and began shipping product to customers during the third calendar quarter of 2013. In September 2013, we entered into a second supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd. (“Tianwei”), a panel supplier located in China. We began receiving product from Tianwei in February 2014 and stopped as of June 2014. In July 2014, we entered into a supply agreement for assembly of our proprietary modules with Auxin Solar, Inc., a panel supplier located in the United States. We expect to begin receiving product from Auxin in the fourth quarter of 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the nine months ended September 30, 2014, six customers have accounted for significant revenues, varying by period, to our company: Smart Energy Today (“Smart Energy”), which specializes in helping home owners and business owners become more energy efficient, WDC Solar, Inc. (“WDC”), a leading construction, integration and installation of commercial, residential and utility scale solar installations in the Washington D.C. area, JCF Wholesale (“JCF”) a provider of residential and commercial electrical services in Southern California, Sustainable Environmental Enterprises (“SEE”), a leading provider of renewable energy and development projects located in New Orleans, Louisiana, PROSOL, S.A. Total (“PROSOL”) an international solar installation company and Starwood Vacation Ownership, Inc. (“Starwood”), a leading international vacation ownership/timeshare company. For the nine months ended September 30, 2014, the percentages of sales of our top six customers are as follows:

	Nine Months Ended September 30,
	2014	2013
Smart Energy Today	13.5%	—
WDC Solar, Inc.	14.7%	—
JCF Wholesale	10.6%	—
Sustainable Environmental Enterprises	1.6%	28.3%
PROSOL S.A. Total	—	19.1%
Starwood Vacation Ownership, Inc.,	—	12.4%

The percentage of our gross accounts receivable for our top six customers as of September 30, 2014 and December 31, 2013, are as follows:

	September 30, 2014	December 31, 2013
Smart Energy Today	—	—
WDC Solar, Inc.	60.7%	—
JCF Wholesale	—	2.4%
Sustainable Environmental Enterprises	—	86.7%
PROSOL S.A. Total	—	—
Starwood Vacation Ownership, Inc.,	—	0.2%

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 31% and 41% of purchases as of September 30, 2014 and December 31, 2013, respectively. As of September 30, 2014 and December 31, 2013, accounts payable included amounts owed to our top three suppliers of approximately $959,000 and $1.1 million, respectively.

 18. Concentration of Risk in Customer and Supplier Relationships

Supplier Relationships

Historically, we obtained virtually all of our solar panels from Suntech and Lightway. During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of these suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of December 31, 2013, Suntech has not sought to enforce its judgment. As of December 31, 2013, we have included in accounts payable in our Consolidated Balance Sheets a balance due to Suntech America of $946,438. We currently have no unshipped orders from Suntech or Lightway.

In May 2013, we entered into a new supply agreement for assembly of our proprietary modules with Environmental Engineering Group Pty Ltd (“EEG”), an assembler of polycrystalline modules located in Australia. In August 2013, we began receiving product from EEG and began shipping product to customers during the third calendar quarter of 2013. In September 2013, we entered into a second supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd. (Tianwei), a panel supplier located in China. We began receiving product from Tianwei in February 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the twelve months ended December 31, 2013 and 2012, four customers have accounted for significant revenues, varying by period, to our company: Sustainable Environmental Enterprises (SEE), a leading provider of renewable energy and development projects located in New Orleans, Louisiana, Lennox International Inc. (Lennox), a global leader in the heating and air conditioning markets, Lowe’s Companies, Inc. (Lowe’s), a nationwide home improvement retail chain, and Lennar Corporation (Lennar), a leading national homebuilder. For the twelve months ended December 31, 2013 and 2012, the percentages of sales to SEE, Lennar, Lennox and Lowe’s are as follows:

	Year Ended December 31,
	2013	2012

Sustainable Environmental Enterprises	52.8%	7.5%
Lennox International Inc.	2.5%	30.1%
Lowe’s Companies, Inc.	6.9%	7.7%
Lennar Corporation	0.0%	8.8%

SEE accounted for approximately $499,000 or 86.7% of our gross accounts receivable as of December 31, 2013. As of the date hereof, the $499,000 receivable from SEE is past due. SEE has indicated that the past-due payment is late due to a processing delay of a rebate owed to it from the State of Louisiana and expects that full payment will be made in a few weeks upon its receipt of the rebate. Notwithstanding, no assurance can be given by us as to when a rebate will be issued to SEE by the State of Louisiana or as to when or to what extent payment will be received by us if it isn’t issued timely. We had no receivable balance from Lennox, Lowe's or Lennar as of December 2013. Lennox and Lowe’s accounted for 5.9% and 4.0%, respectively, of our gross accounts receivable as of December 31, 2012. We had no receivable balance for SEE or Lennar as of December 31, 2012.

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 25% and 36% of accounts payable as of and December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, accounts payable included amounts owed to our top three vendors of approximately $1.1 million and $960,000, respectively.